RISK MANAGEMENT (Details 6) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Total gross credit portfolio [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 166,372,776	$ 155,160,176
Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		89,536,494	83,191,116
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		50,156,131	46,712,389
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		15,103,533	13,781,433
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		409,688	399,431
Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	11,166,930	11,075,807
“A” Normal Risk | Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		82,217,135	77,930,507
“A” Normal Risk | Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		45,794,015	42,956,173
“A” Normal Risk | Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		14,208,051	13,104,010
“A” Normal Risk | Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		341,194	337,391
“A” Normal Risk | Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		9,874,243	10,136,530
“B” Acceptable Risk | Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,093,079	1,996,137
“B” Acceptable Risk | Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,364,520	1,240,377
“B” Acceptable Risk | Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		324,925	247,334
“B” Acceptable Risk | Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		11,871	11,687
“B” Acceptable Risk | Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		489,323	443,437
“C” Appreciable Risk | Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,735,103	1,818,112
“C” Appreciable Risk | Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,232,881	1,169,752
“C” Appreciable Risk | Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		326,237	234,954
“C” Appreciable Risk | Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		6,742	9,432
“C” Appreciable Risk | Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		394,534	206,397
“D” Significant Risk | Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,620,293	910,746
“D” Significant Risk | Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,256,089	984,334
“D” Significant Risk | Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		79,707	62,383
“D” Significant Risk | Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		7,342	7,523
“D” Significant Risk | Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		309,726	211,983
“E” Risk of nonrecoverability | Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		870,884	535,614
“E” Risk of nonrecoverability | Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		508,626	361,753
“E” Risk of nonrecoverability | Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		164,613	132,752
“E” Risk of nonrecoverability | Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		42,539	33,398
“E” Risk of nonrecoverability | Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 99,104	$ 77,460

[1]	See Note 11.